Filed electronically with the Securities and Exchange Commission on April 18, 2017.

1933 Act File No. 002-36238

1940 Act File No. 811-02021

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	| X |

Pre-Effective Amendment No. ___	|__|
Post-Effective Amendment No. 173	| X |
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	| X |

Amendment No. 157

DEUTSCHE SECURITIES TRUST (Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 295-1000

John Millette

Vice President and Secretary

One Beacon Street

Boston, MA 02108

(Name and Address of Agent for Service)

Copy to: David A. Sturms

Vedder Price P.C.

222 N. LaSalle Street

Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

|X |	Immediately upon filing pursuant to paragraph (b)
|__|	On ____________ pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On ____________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On ____________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Registrant:

•	Deutsche Enhanced Commodity Strategy Fund – Class T
•	Deutsche Health and Wellness Fund – Class T
•	Deutsche Communications Fund — Class A, Class T, Class C, and Institutional Class
•	Deutsche Real Estate Securities Fund — Class A, Class T, Class C, Class R, Class R6, Institutional Class and Class S
•	Deutsche Global Real Estate Securities Fund — Class A, Class T, Class C, Class R6, Institutional Class and Class S

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 7th day of April 2017.

DEUTSCHE SECURITIES TRUST

By: /s/Brian E. Binder

      Brian E. Binder*

      President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Brian E. Binder
Brian E. Binder*	President	April 7, 2017

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	April 7, 2017

/s/John W. Ballantine
John W. Ballantine*	Trustee	April 7, 2017

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	April 7, 2017

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	April 7, 2017

/s/Keith R. Fox
Keith R. Fox*	Chairperson and Trustee	April 7, 2017

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	April 7, 2017

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Vice Chairperson and Trustee	April 7, 2017

/s/Richard J. Herring
Richard J. Herring*	Trustee	April 7, 2017

/s/William McClayton
William McClayton*	Trustee	April 7, 2017

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	April 7, 2017

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	April 7, 2017

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	April 7, 2017

*By:

/s/ Caroline Pearson

Caroline Pearson**

Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 139, as filed on August 22, 2014 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase